SEGMENT REPORTING - Components of product sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting
Total revenues	$ 503,568	$ 446,103	$ 398,151
Product sales
Segment reporting
Total revenues	491,949	435,170	382,075
Apparel
Segment reporting
Total revenues	399,518	274,212	157,943
Other general merchandises
Segment reporting
Total revenues	$ 92,431	$ 160,958	$ 224,132